Stock-Based Compensation (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-Based Compensation
Stock Awards Outstanding (in shares)	10,183,615
Percentage of work time needed for stock based compensation	50.00%
DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)		12,792,812	13,365,489
Percentage of stock awards vesting per year (as a percent)	20.00%
Class A common stock | DISH Network Awards
Stock-Based Compensation
Shares of common stock available for future grant under stock incentive plans	63,600,000
Stock Options | Maximum
Stock-Based Compensation
Expiration term	10 years
Stock Options | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)	10,183,615	12,792,812	13,365,489	8,847,734
Stock Options | Held by DISH DBS employees | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)	1,543,750
Stock Options | Class A common stock | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)	10,200,000
Stock Options | Long-Term Performance Based Plans | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)	4,096,749	7,608,446	8,671,886
Restricted Stock Units
Stock-Based Compensation
Stock Awards Outstanding (in shares)	1,600,000
Restricted Stock Units | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)	1,600,000